Environmental Rehabilitation Obligation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Environmental Rehabilitation Obligation [Abstract]
Environmental rehabilitation provision	$ 12.8	$ 8.6
Average discount rate	1.94%	2.26%
Reclamation expenditures amount	$ 0.8	$ 1.0
Reclamation deposit paid amount	0.1	1.1
Received reclamation deposit	$ 0.2	$ 3.0